Trade accounts and other payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade accounts and other payables (Details)
Accounts payable	$ 1,640,406	$ 2,324,339
Salary payable	103,208	117,365
Other payable	60,580	386,614
Total payables	$ 1,804,194	$ 2,828,318